41. ECONOMIC AND FINANCIAL SITUATION OF GENERATION, TRANSMISSION AND ENERGY DISTRIBUTION SEGMENTS (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfEconomicAndFinancialSituationOfGenerationTransmissionAndEnergyDistributionSegmentsLineItems [Line Items]
Comprehensive loss	$ 6,175	$ (55)	$ 3,849
Operating income	10,155	1,983	$ 3,643
CPB
DisclosureOfEconomicAndFinancialSituationOfGenerationTransmissionAndEnergyDistributionSegmentsLineItems [Line Items]
Comprehensive loss	(120)	$ (210)
Operating income	252
Working capital	$ (375)